Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
As of December 31, 2013 and 2012, there are no warrants outstanding from Iao Kun initial public offering ("IPO"), with the exception of the warrants issuable upon the exercise of the underwriter unit purchase option as below.

			Weighted	Average
	Warrants		Average	Remaining
	Outstanding	Warrants	Exercise	Contractual
	(A)	Exercisable	Price	Life
Outstanding January 1, 2012	1,440,000	1,440,000	$5.64	1.5 years
Granted	-	-	-	-
Redeemed	-	-	-	-
Exercised	-	-	-	-
Outstanding December 31, 2012	1,440,000	1,440,000	$5.64	.612 years
Granted	-	-	-	-
Redeemed	-	-	-	-
Expired	(1,440,000)	(1,440,000)	(5.64)	-
Exercised	-	-	-	-
Outstanding December 31, 2013	-	-	$-	-

Schedule of Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
At December 31, 2013 and 2012, the Company has reserved 8,288,990 and 6,539,600 shares of its authorized but unissued Ordinary Shares for possible future issuance in connection with the following:

	2013	2012

Officer and Director Shares	88,990	149,600

Underwriter Warrants	-	1,440,000

Contingently Issuable Incentive Shares-King's Gaming	700,000	1,200,000

Contingently Issuable Incentive Shares-Bao Li Gaming	3,750,000	3,750,000

Contingently Issuable Incentive Shares-Oriental VIP Room	3,750,000	-

Total	8,288,990	6,539,600

Restatement Of Weighted Average Basic And Diluted Ordinary Shares And Net Income Loss Per Share [Table Text Block]
Weighted average basic and diluted ordinary shares and net income per share for 2012 and 2011 as originally reported and as adjusted for the bonus element were as follows:

For the year ended December 31, 2012

	As Originally Reported	As Adjusted	Effect of Change

Weighted average basic shares outstanding	42,324,462	45,752,743	3,428,281
Weighted average diluted shares outstanding	42,324,628	45,752,922	3,428,294
Net income per weighted average basic share	$1.66	$1.53	$(0.13)
Net income per weighted average diluted share	$1.66	$1.53	$(0.13)

For the year ended December 31, 2011

	As Originally Reported	As Adjusted	Effect of Change

Weighted average basic shares outstanding	37,371,426	40,398,512	3,027,086
Weighted average diluted shares outstanding	38,691,186	41,825,173	3,133,987
Net income per weighted average basic share	$2.07	$1.91	$(0.16)
Net income per weighted average diluted share	$2.00	$1.85	$(0.15)

Dividends Declared [Table Text Block]
The payment date for each period’s dividend will be set by the Company’s management to be as close as practicable to, but no less than, 10 days after the record date.

Payment Date	Amount

September 2, 2011	$3,880,406

April 18, 2012	$7,527,988

August 31, 2012	$5,094,140

April 26, 2013	$4,142,199

September 20, 2013	$4,803,178